Marketable Securities and Other Securities Investments	12 Months Ended
Mar. 31, 2013
Marketable Securities and Other Securities Investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥3,606,290	¥74,357	¥51,147	¥3,629,500
Common stocks	605,889	444,073	15,643	1,034,319
Other	449,393	19,974	11	469,356

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Public and corporate bonds	¥22,047
Common stocks	79,420

Total	¥101,467

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥4,350,942	¥211,070	¥8,866	¥4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	¥5,487,585	¥1,046,891	¥11,461	¥6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	¥20,148
Common stocks	79,082

Total	¥99,230

	U.S. dollars in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	$46,262	$2,244	$94	$48,412
Common stocks	6,373	8,553	28	14,898
Other	5,713	334	0	6,047

Total	$58,348	$11,131	$122	$69,357

Securities not practicable to determine fair value
Public and corporate bonds	$214
Common stocks	841

Total	$1,055

Public and corporate bonds included in available-for-sale represent 60% of Japanese bonds, and 40% of U.S., European and other bonds as of March 31, 2012, and 49% of Japanese bonds, and 51% of U.S., European and other bonds as of March 31, 2013. Listed stocks on the Japanese stock markets represent 83% and 85% of common stocks which are included in available-for-sale as of March 31, 2012 and 2013, respectively. Public and corporate bonds include primarily government bonds, and “Other” includes primarily investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2012 and 2013.

As of March 31, 2012 and 2013, maturities of public and corporate bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥189,037 million, ¥162,160 million and ¥35,178 million ($374 million) for the years ended March 31, 2011, 2012 and 2013, respectively. On those sales, gross realized gains were ¥8,974 million, ¥4,822 million and ¥1,048 million ($11 million) and gross realized losses were ¥87 million, ¥15 million and ¥31 million ($0 million), respectively.

During the years ended March 31, 2011, 2012 and 2013, Toyota recognized impairment losses on available-for-sale securities of ¥7,915 million, ¥53,831 million and ¥2,104 million ($22 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.